RIGHT-OF-USE ASSETS AND LEASE LIABILITES (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Right-of-Use Assets [Abstract]
Balance at the beginning | S/	S/ 702,928
Depreciation of the period | S/	161,287		S/ 172,005		S/ 169,406
Balance at the end | S/	S/ 586,417		S/ 702,928
Net carrying amount		$ 586,417		$ 702,928
Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Net carrying amount		444,937
Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Net carrying amount		107,185
Transport Units [Member]
Right-of-Use Assets [Abstract]
Net carrying amount		1,079
Other Leases [Member]
Right-of-Use Assets [Abstract]
Net carrying amount		33,216
Cost [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		990,148		997,817
Additions		110,005		194,501
Disposal and others		(130,798)		(202,170)
Balance at the end		969,355		990,148
Cost [Member] | Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		797,854
Additions		89,631
Disposal and others		(118,304)
Balance at the end		769,181		797,854
Cost [Member] | Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		161,634
Additions		0
Disposal and others		(10,499)
Balance at the end		151,135		161,634
Cost [Member] | Transport Units [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		2,855
Additions		696
Disposal and others		(820)
Balance at the end		2,731		2,855
Cost [Member] | Other Leases [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		27,805
Additions		19,678
Disposal and others		(1,175)
Balance at the end		46,308		27,805
Accumulated Depreciation [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		287,220		175,977
Depreciation of the period		161,287		172,005
Disposal and others		(65,569)		(60,762)
Balance at the end		382,938		287,220
Accumulated Depreciation [Member] | Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		257,432
Depreciation of the period		124,570
Disposal and others		(57,758)
Balance at the end		324,244		257,432
Accumulated Depreciation [Member] | Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		20,754
Depreciation of the period		28,858
Disposal and others		(5,662)
Balance at the end		43,950		20,754
Accumulated Depreciation [Member] | Transport Units [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		1,953
Depreciation of the period		519
Disposal and others		(820)
Balance at the end		1,652		1,953
Accumulated Depreciation [Member] | Other Leases [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		7,081
Depreciation of the period		7,340
Disposal and others		(1,329)
Balance at the end		$ 13,092		$ 7,081